Plant and Equipment (Tables)	6 Months Ended
Sep. 30, 2024
Property, plant and equipment [abstract]
Schedule of plant and equipment [Table Text Block]
Cost	Equipment	Land	Building and Leaseholds	Total
Balance, March 31, 2023	$229,187	$663	$26,528	$256,378
Disposals	(5,584)	-	-	(5,584)
Additions	69,360	-	375	69,735
Acquisition	446	86	1,587	2,119
Foreign exchange on translation	(416)	-	(40)	(456)
Balance, March 31, 2024	$292,993	$749	$28,450	$322,192
Disposals	(37,048)	-	-	(37,048)
Additions	47,686	232	465	48,383
Foreign exchange on translation	871	-	104	975
Balance, September 30, 2024	$304,502	$981	$29,019	$334,502

Accumulated depreciation	Equipment	Land	Building and Leaseholds	Total
Balance, March 31, 2023	$166,236	$-	$2,914	$169,150
Disposals	(4,784)	-	-	(4,784)
Depreciation	61,302	-	2,230	63,532
Foreign exchange on translation	(970)	-	(92)	(1,062)
Balance, March 31, 2024	$221,784	$-	$5,052	$226,836
Disposals	(36,834)	-	-	(36,834)
Depreciation	27,294	-	1,179	28,473
Foreign exchange on translation	833	-	(26)	807
Balance, September 30, 2024	$213,077	$-	$6,205	$219,282

Carrying amount
Balance, March 31, 2024	$71,209	$749	$23,398	$95,356
Balance, September 30, 2024	$91,425	$981	$22,814	$115,220